Trade and Other Receivables (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables [abstract]
Trade receivables	$ 53,893	$ 44,358
Trade receivables due from related parties (Note 34)		28
Less: Allowance for doubtful accounts	(1,779)	(5,136)	$ (2,662)
Net trade receivables	52,114	39,250
Other receivables	11,948	6,381
Trade and other receivables	$ 64,062	$ 45,631